Note 7 Guarantees Received (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 201,433	€ 189,602	€ 166,013
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	144,844	136,141	125,963
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	11,318	14,274	12,826
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,562	4,035	3,440
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	56,589	53,462	40,050
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	4,273	4,864	4,963
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 1,153	€ 1,226	€ 984